Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of intangible assets
Opening amount	£ 966,457	£ 837,564
Additions	194,405	346,348
Disposals	(67,782)	(21,082)
Amortization charge	(211,813)	(196,373)	£ (190,123)
Closing amount	881,267	966,457	837,564
Cost / gross value
Reconciliation of intangible assets
Opening amount	1,554,502	1,392,130
Closing amount	1,417,231	1,554,502	1,392,130
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(588,045)	(554,566)
Closing amount	(535,964)	(588,045)	(554,566)
Goodwill
Reconciliation of intangible assets
Opening amount	421,453	421,453
Closing amount	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening amount	421,453	421,453
Closing amount	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening amount	537,348	408,579
Additions	191,149	342,960
Disposals	(67,782)	(21,082)
Amortization charge	(208,423)	(193,109)
Closing amount	452,292	537,348	408,579
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening amount	1,102,880	943,896
Closing amount	962,353	1,102,880	943,896
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(565,532)	(535,317)
Closing amount	(510,061)	(565,532)	(535,317)
Other intangible assets
Reconciliation of intangible assets
Opening amount	7,656	7,532
Additions	3,256	3,388
Amortization charge	(3,390)	(3,264)
Closing amount	7,522	7,656	7,532
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening amount	30,169	26,781
Closing amount	33,425	30,169	26,781
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening amount	(22,513)	(19,249)
Closing amount	£ (25,903)	£ (22,513)	£ (19,249)